Summary of Significant Accounting Policies - Schedule of Black Scholes Valuation Models of Warrant Liabilities (Details)	Mar. 31, 2021 $ / shares shares	Feb. 12, 2021 $ / shares shares	Jan. 13, 2021 $ / shares shares	Dec. 31, 2020
Warrant measurement term				5 years
Risk Free Interest Rate [Member]
Warrant measurement input				2.31
Initial Measurement [Member] | January Warrants [Member]
Warrant measurement term			5 years
Number of shares | shares			1,821,514
Value (per share)			$ 2.66
Initial Measurement [Member] | January Warrants [Member] | Stock Price [Member]
Warrant measurement input			4.21
Initial Measurement [Member] | January Warrants [Member] | Exercise Price [Member]
Warrant measurement input			4.95
Initial Measurement [Member] | January Warrants [Member] | Discount Yield [Member]
Warrant measurement input			0.0
Initial Measurement [Member] | January Warrants [Member] | Expected Volatility [Member]
Warrant measurement input			84.7
Initial Measurement [Member] | January Warrants [Member] | Risk Free Interest Rate [Member]
Warrant measurement input			0.5
Initial Measurement [Member] | February Warrants [Member]
Warrant measurement term		5 years
Number of shares | shares		1,714,005
Value (per share)		$ 3.00
Initial Measurement [Member] | February Warrants [Member] | Stock Price [Member]
Warrant measurement input		4.62
Initial Measurement [Member] | February Warrants [Member] | Exercise Price [Member]
Warrant measurement input		4.95
Initial Measurement [Member] | February Warrants [Member] | Discount Yield [Member]
Warrant measurement input		0.0
Initial Measurement [Member] | February Warrants [Member] | Expected Volatility [Member]
Warrant measurement input		84.7
Initial Measurement [Member] | February Warrants [Member] | Risk Free Interest Rate [Member]
Warrant measurement input		0.5
Subsequent Measurement [Member] | January Warrants [Member]
Warrant measurement term	4 years 9 months 18 days
Number of shares | shares	1,821,514
Value (per share)	$ 1.74
Subsequent Measurement [Member] | January Warrants [Member] | Stock Price [Member]
Warrant measurement input	3.07
Subsequent Measurement [Member] | January Warrants [Member] | Exercise Price [Member]
Warrant measurement input	4.95
Subsequent Measurement [Member] | January Warrants [Member] | Discount Yield [Member]
Warrant measurement input	0.0
Subsequent Measurement [Member] | January Warrants [Member] | Expected Volatility [Member]
Warrant measurement input	84.7
Subsequent Measurement [Member] | January Warrants [Member] | Risk Free Interest Rate [Member]
Warrant measurement input	0.9
Subsequent Measurement [Member] | February Warrants [Member]
Warrant measurement term	4 years 10 months 25 days
Number of shares | shares	1,714,005
Value (per share)	$ 1.75
Subsequent Measurement [Member] | February Warrants [Member] | Stock Price [Member]
Warrant measurement input	3.07
Subsequent Measurement [Member] | February Warrants [Member] | Exercise Price [Member]
Warrant measurement input	4.95
Subsequent Measurement [Member] | February Warrants [Member] | Discount Yield [Member]
Warrant measurement input	0.0
Subsequent Measurement [Member] | February Warrants [Member] | Expected Volatility [Member]
Warrant measurement input	84.7
Subsequent Measurement [Member] | February Warrants [Member] | Risk Free Interest Rate [Member]
Warrant measurement input	0.9